Expense Example - Allspring Municipal Fixed Income Funds - ETF Class - ETF Share Class	Jun. 30, 2026 USD ($)
High Yield Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	796
Strategic Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	$ 530